Accounting Policies	12 Months Ended
Dec. 31, 2022
Accounting Policies [line items]
Accounting Policies	Accounting policies
General information
The Consolidated Financial Statements of InterContinental Hotels Group PLC (the ‘Group’ or ‘IHG’) for the year ended 31 December 2022 were authorised for issue in accordance with a resolution of the Directors on 20 February 2023. InterContinental Hotels Group PLC (the ‘Company’) is incorporated and registered in England and Wales.
Basis of preparation
The Consolidated Financial Statements of IHG have been prepared on a going concern basis (see below) and under the historical cost convention, except for assets and liabilities measured at fair value under relevant accounting standards. The Consolidated Financial Statements have been prepared in accordance with
UK-adopted
international accounting standards and with applicable law and regulations and with International Financial Reporting Standards (‘IFRSs’) as issued by the International Accounting Standards Board (‘IASB’).
UK-adopted
international accounting standards differ in certain respects from IFRSs as issued by the IASB. However, the differences have no impact on the Consolidated Financial Statements for the years presented.
Going concern
A period of 18 months has been used, from 1 January 2023 to
30 June 2024, to complete the going concern assessment.
In adopting the going concern basis for preparing the Consolidated Financial Statements, the Directors have considered a ‘Base Case’ scenario which assumes global RevPAR in 2023 around pre-pandemic
levels boosted by resilient leisure travel and continued recovery in corporate and group demand. The assumptions applied in the Base Case scenario are consistent with those used for Group planning purposes, for impairment testing (impairment tests adjusted for factors specific to individual properties or portfolios) and for assessing recoverability of deferred tax assets.
The Directors have also reviewed a ‘Downside Case’ based on a recession scenario which assumes no RevPAR growth in 2023, with the recovery profile delayed by one year, and a ‘Severe Downside Case’ which is based on a severe but plausible scenario equivalent to the market conditions experienced through the 2008/2009 global financial crisis. This assumes that the performance during 2023 starts to worsen and then RevPAR decreases significantly by 17% in 2024.
A large number of the Group’s principal risks would result in an impact on RevPAR which is one of the sensitivities assessed against the headroom available in the Base Case, Downside Case and Severe Downside Case scenarios. Climate risks are not considered to have a significant impact over the
18-month
period of assessment. Other principal risks that could result in a large one-off
incident that has a material impact on cash flow have also been considered, for example a cybersecurity event.
The Group’s bank facilities were refinanced in April 2022 with a new revolving credit facility of $1,350m maturing in 2027 which increased the Group’s key covenant of net debt: EBITDA to 4.0x. See note 23 for additional information. There are no debt maturities in the period under consideration.
Under the Base Case, Downside Case and Severe Downside Case covenants are not breached. Under the Severe Downside Case, there is limited headroom to the bank covenants at 30 June 2024 to absorb multiple additional risks and uncertainties. However, the Directors reviewed a number of actions to reduce discretionary spend, creating substantial additional headroom. After these actions are taken, there is significant headroom to the bank covenants to absorb the principal risks and uncertainties which could be applicable. In this scenario the Group also has substantial levels of existing cash reserves available after additional actions are taken (over $1.4bn at 30 June 2024) and is not expected to draw on the bank facility.
The Directors reviewed a reverse stress test scenario to determine what decrease in RevPAR would create a breach of the covenants, and the cash reserves that would be available to the Group at that time. The Directors concluded that the outcome of this reverse stress test showed that it was very unlikely the bank facility would need to be drawn.
The leverage and interest cover covenant tests up to 30 June 2024 (the last day of the assessment period), have been considered as part of the Base Case, Downside Case and Severe Downside Case scenarios. However, as the bank facility is unlikely to be drawn even in a scenario significantly worse than the Severe Downside Case sc en
ario, the Group does not need to rely on the additional liquidity provided by the bank facility to remain a going concern. This means that in the event the covenant test was failed, the bank facility could be cancelled by the lenders but it would not trigger a repayment demand or create a cross-default risk. As a result, a covenant breach would not have any impact on the Group’s going concern conclusion.
In the event that a covenant amendment was required, the Directors believe it is reasonable to expect that such an amendment could be obtained based on prior experience in negotiating the 2020 amendments, however the going concern conclusion is not dependent on this expectation. The Group also has alternative options to manage this risk including raising additional funding in the capital markets.
Having reviewed these scenarios, the Directors have a reasonable expectation that the Group has sufficient resources to continue operating until at least 30 June 2024. Accordingly, they continue to adopt the going concern basis in preparing the Financial Statements.
Presentational currency
The Consolidated Financial Statements are presented in millions of US dollars reflecting the profile of the Group’s revenue and operating profit which are primarily generated in US dollars or US dollar-linked currencies.
In the Consolidated Financial Statements, equity share capital, the capital redemption reserve and shares held by employee share trusts are translated into US dollars at the relevant rate of exchange on the last day of the period; the resultant exchange differences are recorded in other reserves.
The functional currency of the Company is sterling since this is a non-trading
holding company located in the United Kingdom that has sterling denominated share capital and whose primary activity is the payment and receipt of sterling dividends and of interest on sterling denominated external borrowings and intercompany balances.
In determining and applying the Group’s accounting policies, management are required to make judgements, estimates and assumptions. An accounting policy is considered to be critical if its selection or application could materially affect the reported amounts of assets and liabilities at the date of the Consolidated Financial Statements, or the reported amounts of revenues and expenses during the reporting period, or could do so within the next financial year.
Judgements
System Fund
The Group operates a System Fund (the ‘Fund’) to collect and administer cash assessments from hotel owners for the specific purpose of use in marketing, the Guest Reservation System and hotel loyalty programme. Assessments are generally levied as a percentage of hotel revenues.
The Fund is not managed to generate a surplus or deficit for IHG over the longer term, but is managed for the benefit of the IHG System with the objective of driving revenues for the hotels in the System.
In relation to marketing and reservation services, the Group’s performance obligation under IFRS 15 ‘Revenue from Contracts with Customers’ is determined to be the continuous performance of the services rather than the spending of the assessments received. Accordingly, assessment fees are recognised as hotel revenues occur, Fund expenses are charged to the Group income statement as incurred and no constructive obligation is deemed to exist under IAS 37 ‘Provisions, Contingent Liabilities and Contingent Assets’. Accordingly, no liability is recognised relating to the balance of unspent funds.
No other critical judgements have been made in applying the Group’s accounting policies.
Estimates
Management consider that significant estimates and assumptions are used as described below. Estimates and assumptions are evaluated by management using historical experience and other factors believed to be reasonable based on current circumstances.
In the prior year, expected credit losses were disclosed as a significant estimate. In the current year, the estimate is not considered to have a significant risk of a material adjustment in the next financial year.
Loyalty
programme
The hotel loyalty programme, IHG One Rewards, enables members to earn points, funded through hotel assessments, during each qualifying stay at an IHG branded hotel and consume points at a later date for free or reduced accommodation or other benefits. The Group recognises deferred revenue in an amount that reflects IHG’s unsatisfied performance obligations, valued at the stand-alone selling price of the future benefit to the member. The amount of revenue recognised and deferred is impacted by ‘breakage’. On an annual basis the Group engages an external actuary who uses statistical formulae to assist in the estimate of the number of points that will never be consumed (‘breakage’).
Significant estimation uncertainty exists in projecting members’ future consumption activity and how this may be impacted by
Covid-19.
Management’s expectation is that member behaviour will ultimately return to pre-pandemic
levels over the longer term. In 2022 and 2021, the breakage estimate was formed using pre-Covid-19
behaviour patterns as a base, but giving some weight to activity since 2020 and incorporating the impact of 2022 programme changes. However, if future member behaviour deviates significantly from expectations, breakage estimates could increase or decrease. At 31 December 2022, deferred revenue relating to the loyalty programme was $1,411m (2021: $1,292m, 2020: $1,245m). Based on the conditions existing at the balance sheet date, a one percentage point decrease/increase in the breakage estimate relating to earned points would increase/reduce this liability by $63m.
Actuarial gains and losses would correspondingly adjust the amount of System Fund revenues recognised and deferred revenue in the Group statement of financial position.
Changes to the IHG One Rewards programme in the year, which allow members to earn Milestone Rewards in addition to points, do not result in any additional significant estimation uncertainty.